RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party [Abstract]
Disclosure of related party [text block]
NOTE 13. RELATED PARTIES

Related Party Disclosures

Related parties are those entities defined in IAS 24 and under the rules of the Chilean Commission for the Financial Market and the Chilean Corporations Law.

The receivable and payable amounts among related parties at the end of each period correspond to commercial and financing transactions denominated in Chilean pesos, U.S. dollars and Brazilian real, where collection or payment deadlines are shown in the following tables and in general do not bear interest, except for financing transactions.

As of the date of these consolidated financial statements, the main transactions with related parties are related to fuel purchases with Copec S.A. and sodium chlorate purchases at EKA Chile S.A.

As of the date of these consolidated financial statements, there are neither provisions for accounts of doubtful collection nor any guarantees granted or received related to the balances with related parties.

Name of Group’s Main Shareholders

The ultimate shareholders of Arauco, direct and indirectly, are Mr. Roberto Angelini Rossi and Mrs. Patricia Angelini Rossi.

Name of the Intermediate Controlling Entity that Produces consolidated financial Statements for Public Use

Empresas Copec S.A.

Key Management Personnel Compensation

Compensation to key management personnel, including directors, managers and deputy managers, consist of a fixed monthly salary, and managers and deputy managers also receive an annual bonus subject to the results of the Company and the fulfillment of goals of the business as well as individual performance.

Pricing Strategy Terms and Conditions Corresponding to Transactions with Related Parties

Transactions carried out with related parties are intended to contribute to the corporate interest, are adjusted in price, terms and conditions to those prevailing in the market at the time of approval, and meet the requirements and procedures set forth in the law.

The table below sets forth information about the Relationship between the Parent Company and its Subsidiaries

				% Ownership interest			% Ownership interest
			Functional	12-31-2022			12-31-2021
ID N °	Company Name	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.630.621-5	Agrícola Ranquillón SpA (6)	Chile	U.S. dollar	-	98.58669	98.58669	-	-	-
77.630.618-5	Agrícola San Carlos SpA (6)	Chile	U.S. dollar	-	99.94839	99.94849	-	-	-
77.630.623-1	Agrícola Santa Emilia SpA (6)	Chile	U.S. dollar	-	99.94839	99.94839	-	-	-
77.630.625-8	Agrícola Santa Isabel SpA (6)	Chile	U.S. dollar	-	99.94839	99.94839	-	-	-
77.630.626-6	Agrícola Siberia SpA (6)	Chile	U.S. dollar	-	98.58669	98.58669	-	-	-
77.630.629-0	Agrícola Trupán SpA (6)	Chile	U.S. dollar	-	98.58669	98.58669	-	-	-
-	Arauco Argentina S.A.	Argentina	U.S. dollar	9.97070	90.00940	99.98010	9.97070	90.00928	99.97998
-	Arauco Australia Pty Ltd.	Australia	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
96.547.510-9	Arauco Bioenergía S.A.	Chile	U.S. dollar	98.0000	1.99897	99.99897	98.00000	1.99897	99.99897
-	Arauco Canada Ltd.	Canada	Canadian dollar	-	99.99911	99.99911	-	99.99898	99.99898
-	Arauco Celulose do Brasil S.A. (2)	Brazil	Brazilian real	-	99.99907	99.99907	-	-	-
-	Arauco Colombia S.A.	Colombia	U.S. dollar	1.47783	98.52042	99.99825	1.47780	98.52040	99.99820
-	Arauco do Brasil S.A.	Brazil	Brazilian real	1.06807	98.93105	99.99912	1.06810	98.93089	99.99899
-	Arauco Europe Cooperatief U.A.	Holanda	U.S. dollar	0.52148	99.47751	99.99899	0.52150	99.47748	99.99898
-	Arauco Florestal Arapoti S.A.	Brazil	Brazilian real	-	99.99900	99.99900	-	99.99900	99.99900
-	Arauco Forest Brasil S.A.	Brazil	Brazilian real	8.68654	91.31253	99.99907	10.08090	89.91818	99.99908
-	Arauco Participações Florestais Ltda.	Brazil	Brazilian real	-	99.99907	99.99907	-	99.99910	99.99910
-	Arauco Industria de México, S.A.de C.V.	Mexico	Mexican pesos	-	99.99910	99.99910	-	99.99897	99.99897
-	Arauco Industria de Paineis S.A.	Brazil	Brazilian real	-	99.99912	99.99912	-	99.99900	99.99900
-	Arauco Middle East DMCC	Dubai	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco North America, Inc.	United States	U.S. dollar	0.00010	99.99901	99.99911	0.00010	99.99888	99.99898
-	Arauco Perú S.A.	Peru	U.S. dollar	0.00126	99.99772	99.99898	0.00130	99.99768	99.99898
-	Arauco Pulp Limited (3)	United Kingdom	U.S. dollar	-	99.99898	99.99898	-	-	-
-	Arauco Ventures Limited (3)	United Kingdom	U.S. dollar	-	99.99898	99.99898	-	-	-
-	Arauco Wood (China) Company Limited	China	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco Wood Limited. (1)	United Kingdom	U.S. dollar	12.63126	87.36874	100.00000	-	-	-
-	Araucomex S.A. de C.V.	Mexico	U.S. dollar	0.00050	99.99861	99.99911	0.00050	99.99848	99.99898
-	Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos	0.33333	99.66578	99.99911	0.33330	99.66569	99.99899
96.657.900-5	Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean pesos	-	56.82817	56.82817	-	56.44810	56.44801
-	Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian real	-	99.99866	99.99866	-	99.99854	99.99854
85.805.200-9	Forestal Arauco S.A.	Chile	U.S. dollar	99.94839	-	99.94839	99.94840	-	99.94840
93.838.000-7	Forestal Cholguán S.A.	Chile	U.S. dollar	-	98.58669	98.58669	-	98.58141	98.58141
96.563.550-5	Inversiones Arauco Internacional Ltda.	Chile	U.S. dollar	98.01862	1.98036	99.99898	98.01860	1.98038	99.99898
79.990.550-7	Investigaciones Forestales Bioforest S.A.	Chile	U.S. dollar	1.00000	98.94891	99.94891	1.00000	98.94892	99.94892
-	Leasing Forestal S.A.	Argentina	Argentine pesos	-	99.98010	99.98010	-	99.98000	99.98000
76.860.724-9	Lemu Earth SpA (5)	Chile	Chilean pesos	-	86.61426	86.61426	-	86.61505	86.61505
-	Lemu Global Limited (4)	United Kingdom	U.S. dollar	-	99.99898	99.99898	-	-	-
-	Maderas Arauco Costa Rica S.A.	Costa Rica	U.S. dollar	-	99.99898	99.99898	-	99.99898	99.99898
96.510.970-6	Maderas Arauco S.A.	Chile	U.S. dollar	-	99.99860	99.99860	99.0000	0.99948	99.99948
-	Mahal Empreendimentos e Participações S.A.	Brazil	Brazilian real	-	99.99901	99.99901	-	99.99902	99.99902
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian real	-	99.99907	99.99907	-	99.99904	99.99904
76.375.371-9	Servicios Aéreos Forestales Ltda.	Chile	U.S. dollar	0.01000	99.98898	99.99898	0.0100	99.98898	99.99898
96.637.330-K	Servicios Logísticos Arauco S.A.	Chile	U.S. dollar	45.00000	54.99923	99.99923	45.0000	54.99972	99.99972
-	Woodaffix, LLC.	United States	U.S. dollar	-	99.99911	99.99911	-	99.99911	99.99911

(1)	This company was created in May 2022.
(2)	This company was created in August 2022.
(3)	These companies were created in October 2022.
(4)	This company was created in November 2022.
(5)	This company changed its name from ODD Industries SpA to Lemu Earth SpA, in November 2022.
(6)	These companies were created in September 2022.

The companies in the table below are classified as joint operations in accordance with IFRS 11. The assets, liabilities, income and expenses are recorded in relation to the Company’s ownership percentage in accordance with accounting standards applicable in each case.

Company Name	Country	Functional currency
Eufores S.A.	Uruguay	U.S. dollar
Celulosa y Energía Punta Pereira S.A.	Uruguay	U.S. dollar
Zona Franca Punta Pereira S.A.	Uruguay	U.S. dollar
Forestal Cono Sur S.A.	Uruguay	U.S. dollar
Stora Enso Uruguay S.A.	Uruguay	U.S. dollar
El Esparragal Asociación Agraria de R.L.	Uruguay	U.S. dollar
Ongar S.A.	Uruguay	U.S. dollar
Terminal Logística e Industrial M’Bopicuá S.A.	Uruguay	U.S. dollar

According to significant restrictions on the ability of subsidiaries to transfer funds to Arauco, in the form of cash dividends or repayment of borrowings and/or advances, we state the following:

Long-term debt with related entities - Mutual Agreement with Arauco Argentina S.A.

On June 5, 2017, Arauco signed a mutual agreement with its subsidiary Arauco Argentina S.A., pursuant to which this subsidiary received an amount of U.S.$ 250,000,000, which accrues an interest at the LIBOR interest rate for 180 days plus a fixed spread of 5.20%, with payments every six months on June 1 and December 1 of each year.

Since 2020, the Central Bank of the Argentine Republic (BCRA) established certain foreign exchange controls, preventing Arauco Argentina S.A. from repaying the amount of ThU.S.$ 160,000 owed under the mutual agreement described above which matured on June 1, 2022.

On July 14, 2022, Arauco Argentina S.A. paid ThU.S.$ 6,000 of the amount owed under the mutual agreement described above, remaining to pay ThU.S.$ 154,000 as of the date of these financial statements.

Key Management Personnel Compensation and Redundancy Benefits

	January - December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Salaries and bonuses	83,266	78,114	66,366
Per diem compensation to members of the Board of Directors	2,432	2,538	2,351
Termination benefits	8,320	2,437	5,049
Total	94,018	83,089	73,766

Related Party Receivables, Current

						12-31-2022	12-31-2021
Name of related party	Tax ID No .	Nature of relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Forestal Mininco S.A.	91.440.000-7	Common stockholder	Chile	Chilean pesos	30 days	1	12
Eka Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	30 days	2,626	2,510
Colbún S.A.	96.505.760-9	Common stockholder	Chile	Chilean pesos	30 days	21	72
CMPC Pulp S.A.	96.532.330-9	Common stockholder	Chile	Chilean pesos	-	-	651
CMPC Tissue S.A.	96.529.310-8	Common stockholder	Chile	Chilean pesos	-	-	383
Fundación Acerca Redes	65.097.218-K	Parent company is founder and contributor	Chile	Chilean pesos	30 days	41	165
Parque Eólico Ovejera Sur SpA.	76.839.949-2	Joint venture	Chile	Chilean pesos	30 days	100	-
E2E S.A.	76.218.856-2	Joint venture	Chile	Chilean pesos	30 days	60	1,766
EMOAC SpA.	76.208.888-6	Common controlling parent	Chile	Chilean pesos	30 days	1	-
TOTAL						2,850	5,559

Related Party Payables, Current

Name of related party	Tax ID No .	Nature of relationship	Country	Currency	Maturity	12-31-2022 ThU.S.$	12-31-202 1 ThU.S.$
Copec S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	30 days	4,474	1,682
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	30 days	189	181
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	30 days	780	465
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common stockholder	Chile	Chilean pesos	30 days	4	4
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	-	-	12
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. dollar	30 days	202	229
Air BP Copec S.A.	96.942.120-8	Joint venture of controlling parent	Chile	Chilean pesos	30 days	3	3
Sonae Arauco Portugal S.A.	-	Subsidiary of joint venture	Portugal	U.S. dollar	-	-	1
Agrícola San Gerardo SpA	77.017.167-9	Joint venture	Chile	Chilean pesos	30 days	146	-
Agrícola Fresno SpA	77.470.229-6	Joint venture	Chile	Chilean pesos	Dic-31-23	8,482	-
TOTAL						14,280	2,577

Related Party Payables, Non-Current
	.
Name of related party	Tax ID No .	Nature of relationship	Country	Currency	Maturity	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$
Agrícola Fresno SpA	77.470.229-6	Joint venture	Chile	Chilean pesos	Dic-31-24	3,283	-
Agrícola Fresno SpA	77.470.229-6	Joint venture	Chile	Chilean pesos	Dic-31-27	3,448	-
TOTAL						6,731	-

Related Party Transactions

Purchases

						12-31-2022	12-31-2021	12-31-2020
Name of Related Party	Tax ID No.	Nature of Relationship	Country	Currency	Transaction Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	Fuel	3,207	2,644	2,113
Copec S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Fuel and other	92,643	75,166	48,983
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of the Associate	Chile	U.S. Dollar	Transport, stowage and port services	7,643	8,518	17,506
EKA Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	Sodium chlorate	41,540	42,318	38,633
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Wood and chips	-	433	4,495
Portaluppi, Guzman y Bezanilla Abogados Ltda.	78.096.080-9	Common director	Chile	Chilean pesos	Legal services	851	778	703
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	Telephone services	123	214	229
Colbún S.A.	96.505.760-9	Common Stockholder	Chile	Chilean pesos	Electrical Power	834	386	51
Colbún Transmisión S.A.	76.218.856-2	Common Stockholder	Chile	Chilean pesos	Electrical Power	77	514	399
Woodtech S.A.	76.724.000-7	Indirect associate of controlling parent	Chile	Chilean pesos	Wood volumen measurement services	1,012	1,238	1,362
Inversiones Siemel S.A.	94.082.000-6	Common Stockholder	Chile	Chilean pesos	Rentals	-	51	279
Elemental S.A.	76.659.730-0	Associate of controlling parent	Chile	Chilean pesos	Services and other purchases	113	93	364
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	Other purchases	246	222	242
Vía Limpia SpA	79.874.200-0	Common controlling parent	Chile	Chilean pesos	Other purchases	199	199	191

Sales

						12-31-2022	12-31-2021	12-31-2020
Name of Related Party	Tax ID No.	Nature of Relationship	Country	Currency	Transaction Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Colbún S.A.	96.505.760-9	Common Stochholder	Chile	Chilean pesos	Electrical Power	161	256	149
EKA Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	Electrical Power	23,539	21,891	16,559
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Harvesting services, wood and chips	-	7,329	21,146
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	IT and administrative services	299	139	188
CMPC Pulp S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	Wood and chips	525	9,027	7,849
CMPC Tissue S.A.	96.529.310-8	Common Stockholder	Chile	Chilean pesos	Pulp	-	1,127	3,681
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. dollar	Other sales	453	56	53
E2E S.A.	76.879.577-0	Joint venture	Chile	Chilean pesos	Wood, plywood and boards	246	355	471
EMOAC SPA	76.208.888-6	Indirect subsidiary of controlling parent	Chile	Chilean pesos	Electrical Power	3,272	-	-

Other transactions

						12-31-2022	12-31-2021	12-31-2020
Name of related party	Tax ID No.	Nature of relationship	Country	Currency	Transaction descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Falcão MS SPE S.A.	-	Associate	Brasil	Reales	Capital contribution	9,664	-	-
Agrícola San Gerardo SpA	77.017.167-9	Joint venture	Chile	Chilean pesos	Capital contribution	136	-	-
Agrícola Fresno SpA	77.470.229-6	Joint venture	Chile	Chilean pesos	Capital contribution	31,998	7,452	-
Agrícola El Paque SpA	77.209.739-5	Joint venture	Chile	Chilean pesos	Capital contribution	-	1,095	-
Parque Eólico Ovejera Sur SpA.	76.839.949-2	Joint venture	Chile	Chilean pesos	Capital contribution	118	123	354
E2E S.A.	76.879.577-0	Joint venture	Chile	Chilean pesos	Capital contribution	-	7,759	15,022
E2E S.A.	76.879.577-0	Joint venture	Chile	U.S. dollar	Borrowing	3,546	1,125	41